Document And Entity Information	Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	ROAN HOLDINGS GROUP CO., LTD.
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001611852
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	147 Ganshui Lane
Entity Address, Address Line Two	Yuhuang Shannan Fund TownShangcheng District Hangzhou
Entity Address, City or Town	Zhejiang
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	571-8662-1775
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	147 Ganshui Lane
Entity Address, Address Line Two	Yuhuang Shannan Fund TownShangcheng District Hangzhou
Entity Address, City or Town	Zhejiang
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	571-8662-1775
Contact Personnel Name	Zhiyong Tang
Entity Address, Postal Zip Code	0000